Cash, cash equivalents and restricted cash - Narrative (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Cash and Cash Equivalents [Abstract]
Restricted cash	$ 100,564	$ 192,356